Income Taxes (Details 4) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Income Tax Disclosure [Abstract]
Current	$ 994	$ 927	$ 501
Deferred	759	(8,148)	1,344
Total	1,753	(7,221)	1,845
Domestic	1,810	(7,674)	1,768
Foreign	(57)	453	77
Taxes on income	$ 1,753	$ (7,221)	$ 1,845